Note 8 - Investments in Marketable Securities	12 Months Ended
Dec. 31, 2011
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Note 8 - Investments in Marketable Securities

Our investments in marketable securities include available for sale securities.  Realized gains and losses from securities sales are determined on the specific identification of the securities.

Marketable securities and restricted marketable securities consist of the following:

	December 31, 2011		December 31, 2010
(in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Investments available for sale:
Marketable equity securities	$30,176	$85,051	$29,604	$85,116
Restricted investments available for sale:
Corporate debt securities	33,426	34,074	28,683	29,182
Commercial mortgage-backed securities	33,275	33,904	26,282	26,866
U.S. Treasury securities	7,778	8,070	8,192	8,030
U.S. government sponsored enterprise securities	-	-	2,340	2,423
State and municipal securities	7,270	7,577	4,348	4,376
	$111,925	$168,676	$99,449	$155,993

Included in the available for sale marketable equity securities are the following:

(in thousands, except share amounts)

	December 31, 2011			December 31, 2010
	Shares	Cost	Fair Value	Shares	Cost	Fair Value
NHI Common Stock	1,630,642	$24,734	$71,716	1,630,642	$24,734	$73,412

The amortized cost and estimated fair value of debt securities classified as available for sale, by contractual maturity, are as follows:

	December 31, 2011		December 31, 2010
(in thousands)	Cost	Fair Value	Cost	Fair Value
Maturities:
Within 1 year	$5,280	$5,298	$3,551	$3,562
1 to 5 years	44,923	45,734	46,461	47,340
6 to 10 years	21,993	22,768	18,313	18,454
Over 10 years	9,553	9,825	1,520	1,521
	$81,749	$83,625	$69,845	$70,877

 Gross unrealized gains related to available for sale securities are $57,138,000 and $56,911,000 as of December 31, 2011 and 2010, respectively.  Gross unrealized losses related to available for sale securities were $387,000 and $367,000 as of December 31, 2011 and 2010, respectively.

Proceeds from the sale of investments in marketable securities during the years ended December 31, 2011, 2010 and 2009 were $46,266,000, $43,849,000, and $-0-, respectively.  Gross investment gains of $754,000, $891,000, and so were realized on these sales during the years ended December 31, 2011, 2010 and 2009, respectively.